Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Trade name	$ 672	$ 1,019	$ 1,019
Fair Value Measures Using Level 3
Assets
Goodwill			529
Trade name	672
Fair Value, Measurements, Nonrecurring | Fair Value Measures Using Level 3
Assets
Goodwill			529
Trade name	$ 672